EQUITY (Details 3) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2013 USD ($)	Feb. 28, 2015	Dec. 31, 2014 USD ($) director installment $ / shares shares	Dec. 31, 2013 USD ($)
Performance Adjustment
Performance adjustment ratio	0.144927536
Common stock
Performance Adjustment
Performance adjustment ratio		0.5
Redeemable Convertible Preferred Stock
Equity
Optional redemption feature, number of installment payments | installment				3
Redeemable Convertible Preferred Stock | Minimum
Equity
Affirmative vote of outstanding shares for optional redemption (as a percent)				60.00%
Redeemable Convertible Preferred Stock | Mandatory conversion, initial public offering | Minimum
Equity
Gross proceeds from sale of stock | $				$ 50,000
Issue price (in dollars per share) | $ / shares				$ 20.70
Redeemable Convertible Preferred Stock | Automatic conversion concurrently with Qualified Financing | Minimum
Equity
Shares owned by a shareholder (in shares) | shares				1,000,000
Gross proceeds from sale of stock | $				$ 1,000
Series A convertible redeemable preferred stock
Equity
Number of directors holders of record are entitled to elect | director				2
Dividend rate (as a percent)			4.50%	4.50%
Cumulative accrued dividends | $		$ 2,371		$ 2,371	$ 2,371
Conversion price (in dollars per share) | $ / shares				$ 8.46
Liquidation rights, ratio applied to original issue price				1
Liquidation rights, original issue price (in dollars per share) | $ / shares				$ 8.46
Performance Adjustment
Performance adjustment ratio		0.5
Performance Adjustment | $		$ 12,239			12,239
Series A convertible redeemable preferred stock | Minimum
Equity
Written consent or affirmative vote of outstanding shares to amend, alter or repeal the preferences, special rights or other powers (as a percent)				66.00%
Series B convertible redeemable preferred stock
Equity
Number of directors holders of record are entitled to elect | director				1
Dividend rate (as a percent)			8.00%	8.00%
Cumulative accrued dividends | $				$ 5,307
Conversion price (in dollars per share) | $ / shares				$ 5.80
Liquidation rights, ratio applied to original issue price				2
Liquidation rights, original issue price (in dollars per share) | $ / shares				$ 5.80
Optional redemption feature, ratio applied to original price				2
Series B convertible redeemable preferred stock | Minimum
Equity
Written consent or affirmative vote of outstanding shares to amend, alter or repeal the preferences, special rights or other powers (as a percent)				66.00%
Series C convertible redeemable preferred stock
Equity
Number of directors holders of record are entitled to elect | director				1
Dividend rate (as a percent)			8.00%	8.00%
Cumulative accrued dividends | $				$ 1,114
Conversion price (in dollars per share) | $ / shares				$ 9.59
Liquidation rights, ratio applied to original issue price				1
Liquidation rights, original issue price (in dollars per share) | $ / shares				$ 9.59
Series C convertible redeemable preferred stock | Minimum
Equity
Written consent or affirmative vote of outstanding shares to amend, alter or repeal the preferences, special rights or other powers (as a percent)				66.00%
Series C convertible redeemable preferred stock | Series C Preferred Stock financing 2013, second tranche
Performance Adjustment
Threshold of additional capital raised to trigger Performance Adjustment | $					$ 4,000